SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding beginning	3,263,467	1,466,892
Weighted Average Exercise Price, Outstanding Beginning	$ 2.63	$ 4.11
Number of Options, Granted		1,934,716
Weighted Average Exercise Price, Granted		$ 1.45
Number of Options, Exercised
Number of Options, Forfeited		(138,141)
Weighted Average Exercise Price, Forfeited		$ 1.76
Number of Options, Outstanding ending		3,263,467
Weighted Average Exercise Price, Outstanding Ending		$ 2.63
Weighted Average Remaining Life in Years Outstanding Ending		7 years 6 months
Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending		2,499,132
Weighted Average Exercise Price Exercisable Ending		$ 2.95
Weighted Average Remaining Life in Years Exercisable Ending		7 years 1 month 6 days
Intrinsic Value, Outstanding Ending
Number of Options, Exercised
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding beginning	3,263,467
Weighted Average Exercise Price, Outstanding Beginning	$ 2.63
Number of Options, Granted	2,177,908
Weighted Average Exercise Price, Granted	$ 2.45
Number of Options, Exercised	(29,249)
Weighted Average Exercise Price, Exercised	$ 1.45
Number of Options, Forfeited	(149,153)
Weighted Average Exercise Price, Forfeited	$ 2.23
Number of Options, Outstanding ending	5,262,973	3,263,467
Weighted Average Exercise Price, Outstanding Ending	$ 2.58	$ 2.63
Weighted Average Remaining Life in Years Outstanding Ending	7 years 9 months 18 days
Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending	3,805,964
Weighted Average Exercise Price Exercisable Ending	$ 2.72
Weighted Average Remaining Life in Years Exercisable Ending	7 years 3 months 18 days
Intrinsic Value, Outstanding Ending
Number of Options, Exercised	29,249